GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 93.1%
Brazil – 0.8%
45,200 Banco Bradesco SA (Banks) $ 89,742
115,600 Banco do Brasil SA (Banks) 542,627
1,033,900 BB Seguridade Participacoes
SA (Insurance) 6,428,801
84,000 CPFL Energia SA (Utilities) 482,363
96,275 Embraer SA ADR (Capital
Goods)* 2,990,302
25,700 Energisa SA (Utilities) 199,606
314,700 Petroleo Brasileiro SA ADR
(Energy) 4,490,769
587,800 Santos Brasil Participacoes SA
(Transportation) 1,362,421
16,586,631
Chile – 0.9%
96,768,580 Banco de Chile (Banks) 11,528,496
79,271 Banco de Credito e Inversiones
SA (Banks) 2,318,017
47,942,471 Cia Sud Americana de Vapores
SA (Transportation) 3,294,828
7,868,391 Colbun SA (Utilities) 1,023,361
18,164,702
China – 24.7%
1,085,000 3SBio, Inc. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
851,062
2,787,700 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 27,431,594
2,870,000 Aluminum Corp. of China Ltd.,
Class H (Materials) 1,606,582
3,760,000 Bank of Communications Co.
Ltd., Class H (Banks) 2,731,974
850,000 Beijing Jingneng Clean Energy
Co. Ltd., Class H (Utilities) 201,348
10,180,000 Bosideng International Holdings
Ltd. (Consumer Durables &
Apparel) 5,094,658
125,100 BYD Co. Ltd., Class A
(Automobiles & Components) 4,278,711
191,500 BYD Electronic International
Co. Ltd. (Technology Hardware
& Equipment) 745,294
2,107,000 China Cinda Asset Management
Co. Ltd., Class H (Financial
Services) 172,711
12,941,000 China CITIC Bank Corp. Ltd.,
Class H (Banks) 7,744,290
5,462,000 China Communications
Services Corp. Ltd., Class H
(Capital Goods) 2,806,117
8,121,800 China Gas Holdings Ltd.
(Utilities) 7,386,134
3,054,000 China Lesso Group Holdings
Ltd. (Capital Goods) 1,212,267
125,000 China Nonferrous Mining Corp.
Ltd. (Materials) 89,025
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,787,500 China Overseas Land &
Investment Ltd. (Real Estate
Management & Development) $ 4,506,373
1,573,200 China Pacific Insurance Group
Co. Ltd., Class H (Insurance) 4,181,593
5,807,500 China Resources Land Ltd.
(Real Estate Management &
Development) 17,359,150
842,000 China Resources Power
Holdings Co. Ltd. (Utilities) 2,316,203
455,533 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 2,602,938
4,213,200 China Taiping Insurance
Holdings Co. Ltd. (Insurance) 4,485,541
4,791,196 China Yangtze Power Co. Ltd.,
Class A (Utilities) 19,803,318
5,142,000 CMOC Group Ltd., Class H
(Materials) 4,101,049
442,400 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A (Energy) 943,062
1,334,000 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 1,601,582
5,092,000 CSPC Pharmaceutical Group
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 3,787,662
99,500 Eoptolink Technology, Inc. Ltd.,
Class A (Technology Hardware
& Equipment) 1,393,066
3,338,100 GD Power Development Co.
Ltd., Class A (Utilities) 2,569,084
5,412,000 Geely Automobile Holdings
Ltd. (Automobiles &
Components) 5,498,901
3,225,700 GoerTek, Inc., Class A
(Technology Hardware &
Equipment) 9,633,400
2,037,300 Goldwind Science &
Technology Co. Ltd., Class A
(Capital Goods) 2,259,491
796,000 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H (Health Care
Equipment & Services) 2,028,753
102,000 Hansoh Pharmaceutical Group
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)
(a)
223,112
1,428,621 JD.com, Inc., Class A
(Consumer Discretionary
Distribution & Retail) 18,837,227
396,000 Jiangsu Expressway Co. Ltd.,
Class H (Transportation) 376,595

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
513,329 Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A (Pharmaceuticals,
Biotechnology & Life Sciences) $ 2,998,333
173,300 Kanzhun Ltd. ADR (Media &
Entertainment) 2,353,414
3,164,000 Kunlun Energy Co. Ltd.
(Utilities) 3,067,159
13,740,000 Lenovo Group Ltd. (Technology
Hardware & Equipment) 17,796,195
151,500 Longfor Group Holdings Ltd.
(Real Estate Management &
Development)
(a)
196,815
1,631,660 Meituan, Class B (Consumer
Services)*
(a)
22,593,058
254,790 Montage Technology Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 2,104,220
1,342,600 NetEase, Inc. (Media &
Entertainment) 24,762,349
288,500 New Oriental Education
& Technology Group, Inc.
(Consumer Services)* 1,867,358
793,200 Nongfu Spring Co. Ltd., Class
H (Food, Beverage & Tobacco)
(a)
3,081,311
291,200 PDD Holdings, Inc. ADR
(Consumer Discretionary
Distribution & Retail)* 37,532,768
16,288,000 People's Insurance Co. Group
of China Ltd. (The), Class H
(Insurance) 5,480,303
2,754,000 PetroChina Co. Ltd., Class H
(Energy) 2,391,504
31,400 Qifu Technology, Inc. ADR
(Financial Services) 637,734
765,000 Qingdao Port International Co.
Ltd., Class H (Transportation)
(a)
570,188
4,027,060 SDIC Power Holdings Co. Ltd.,
Class A (Utilities) 9,470,779
7,189,545 Shanghai International Port
Group Co. Ltd., Class A
(Transportation) 6,008,009
642,400 Shanghai Pudong Development
Bank Co. Ltd., Class A (Banks) 747,370
2,448,500 Shenergy Co. Ltd., Class A
(Utilities) 2,831,451
4,192,700 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) 3,920,180
123,500 Shenzhou International Group
Holdings Ltd. (Consumer
Durables & Apparel) 1,045,487
8,626,000 Shougang Fushan Resources
Group Ltd. (Materials) 3,032,935
218,100 Sichuan Kelun
Pharmaceutical Co. Ltd.,
Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 906,443
1,365,000 Sinopec Engineering Group Co.
Ltd., Class H (Capital Goods) 870,067
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,556,500 Sinotruk Hong Kong Ltd.
(Capital Goods) $ 4,094,034
537,300 Sunny Optical Technology
Group Co. Ltd. (Technology
Hardware & Equipment) 3,013,237
1,986,100 Tencent Holdings Ltd. (Media
& Entertainment) 91,651,474
689,200 Tongcheng Travel Holdings Ltd.
(Consumer Services) 1,199,934
334,850 Trip.com Group Ltd. (Consumer
Services)* 14,295,323
5,684,000 Uni-President China Holdings
Ltd. (Food, Beverage &
Tobacco) 4,685,225
580,700 Vipshop Holdings Ltd. ADR
(Consumer Discretionary
Distribution & Retail) 7,920,748
2,560,000 Weichai Power Co. Ltd., Class
H (Capital Goods) 4,097,146
721,220 WUS Printed Circuit Kunshan
Co. Ltd., Class A (Technology
Hardware & Equipment) 3,358,457
4,517,200 Xiaomi Corp., Class B
(Technology Hardware &
Equipment)*
(a)
9,702,184
5,965,475 Youngor Fashion Co. Ltd., Class
A (Real Estate Management &
Development) 5,904,122
117,100 Yutong Bus Co. Ltd., Class A
(Capital Goods) 363,241
4,677,150 Zhongjin Gold Corp. Ltd., Class
A (Materials) 10,461,860
257,900 Zhuzhou CRRC Times Electric
Co. Ltd., Class H (Capital
Goods) 951,787
4,152,393 Zijin Mining Group Co. Ltd.,
Class A (Materials) 9,581,100
8,108,000 Zijin Mining Group Co. Ltd.,
Class H (Materials) 16,445,986
2,011,400 ZTE Corp., Class H
(Technology Hardware &
Equipment) 4,505,692
519,356,847
Czech Republic – 0.4%
57,434 CEZ AS (Utilities) 2,211,718
119,595 Komercni Banka AS (Banks) 4,131,780
277,783 Moneta Money Bank AS
(Banks)
(a)
1,272,536
7,616,034
Greece – 0.1%
111,200 Star Bulk Carriers Corp.
(Transportation) 2,506,448
Hong Kong – 0.3%
12,203,000 Sino Biopharmaceutical
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 4,375,988

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
132,000 Skyworth Group Ltd.
(Consumer Durables & Apparel) $ 47,885
1,384,000 United Laboratories
International Holdings Ltd.
(The) (Pharmaceuticals,
Biotechnology & Life Sciences) 1,589,901
652,000 Wasion Holdings Ltd.
(Technology Hardware &
Equipment) 530,021
6,543,795
Hungary – 0.0%
23,043 OTP Bank Nyrt (Banks) 1,181,220
India – 19.6%
307,220 ABB India Ltd. (Capital Goods) 29,034,036
50,496 Action Construction Equipment
Ltd. (Capital Goods) 843,386
141,054 Adani Power Ltd. (Utilities)* 1,241,110
81,307 Ajanta Pharma Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 2,620,901
27,910 Amara Raja Energy & Mobility
Ltd. (Capital Goods) 543,603
670,297 Ashoka Buildcon Ltd. (Capital
Goods)* 2,050,684
4,679,835 Bank of Baroda (Banks) 14,206,175
5,632,106 Bharat Electronics Ltd. (Capital
Goods) 21,311,269
1,547,615 Bharat Petroleum Corp. Ltd.
(Energy) 6,491,435
478,955 Bharti Airtel Ltd.
(Telecommunication Services) 8,556,020
10,684 Ceat Ltd. (Automobiles &
Components)* 343,621
585,771 Cipla Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 10,823,869
257,284 Crompton Greaves Consumer
Electricals Ltd. (Consumer
Durables & Apparel) 1,389,004
88,066 Cummins India Ltd. (Capital
Goods) 4,060,499
11,689 Data Patterns India Ltd. (Capital
Goods) 446,736
74,926 Dixon Technologies India Ltd.
(Consumer Durables & Apparel) 10,867,334
122,020 Dr Reddy's Laboratories
Ltd. ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 9,917,786
564,466 Federal Bank Ltd. (Banks) 1,360,378
72,329 Finolex Cables Ltd. (Capital
Goods) 1,326,200
29,977 Global Health Ltd. (Health Care
Equipment & Services)* 445,515
9,803 Godawari Power and Ispat Ltd.
(Materials) 131,888
141,350 Godrej Properties Ltd.
(Real Estate Management &
Development)* 5,449,024
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
186,222 Great Eastern Shipping Co. Ltd.
(The) (Energy) $ 3,093,419
1,263,340 Gujarat Pipavav Port Ltd.
(Transportation) 3,482,679
427,868 Havells India Ltd. (Capital
Goods) 9,462,904
345,038 HCL Technologies Ltd.
(Software & Services) 6,789,288
1,596,993 Hindalco Industries Ltd.
(Materials) 12,810,314
181,521 Hindustan Aeronautics Ltd.
(Capital Goods) 10,697,433
841,796 Hindustan Zinc Ltd. (Materials) 6,515,514
437,246 ICICI Bank Ltd. ADR (Banks) 12,728,231
174,177 IDBI Bank Ltd. (Banks) 216,370
14,057 IndiaMart InterMesh Ltd.
(Capital Goods)
(a)
495,136
730,113 ITD Cementation India Ltd.
(Capital Goods) 4,484,145
21,437,489 Jaiprakash Power Ventures Ltd.
(Utilities)* 5,097,547
2,262,809 Jamna Auto Industries Ltd.
(Capital Goods) 3,958,812
64,657 JB Chemicals &
Pharmaceuticals Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,486,214
53,665 JSW Energy Ltd. (Utilities) 468,028
242,634 KNR Constructions Ltd.
(Capital Goods) 1,176,591
3,044 Larsen & Toubro Ltd. (Capital
Goods) 139,011
536,827 Lupin Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 12,284,420
166,205 Mahanagar Gas Ltd. (Utilities) 3,717,227
76,792 Motilal Oswal Financial
Services Ltd. (Financial
Services) 605,407
41,304 Narayana Hrudayalaya Ltd.
(Health Care Equipment &
Services)* 620,616
2,097,154 NCC Ltd. (Capital Goods) 9,007,482
242,161 Oberoi Realty Ltd. (Real Estate
Management & Development) 5,396,304
407,085 Oil & Natural Gas Corp. Ltd.
(Energy) 1,626,296
66,905 Patanjali Foods Ltd. (Food,
Beverage & Tobacco) 1,380,036
5,373,098 Petronet LNG Ltd. (Energy) 23,694,830
3,410,939 Power Finance Corp. Ltd.
(Financial Services) 22,768,478
1,074,061 Power Grid Corp. of India Ltd.
(Utilities) 4,473,667
2,744,584 PTC India Ltd. (Utilities) 7,420,705
2,890,726 Punjab National Bank (Banks) 4,294,752
184,117 Railtel Corp. of India Ltd.
(Telecommunication Services) 1,102,023
620,657 RattanIndia Power Ltd.
(Utilities)* 131,721

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,529,063 REC Ltd. (Financial Services) $ 11,811,541
2,700 Siemens Ltd. (Capital Goods) 230,546
11,250 SKF India Ltd. (Capital Goods) 753,867
20,947 Solar Industries India Ltd.
(Materials) 2,708,443
1,882,629 State Bank of India (Banks) 19,682,377
3,693 Supreme Industries Ltd.
(Materials) 236,666
322,287 Tata Consultancy Services Ltd.
(Software & Services) 16,923,517
291,485 Tata Motors Ltd. (Automobiles
& Components) 4,036,931
1,328,325 Tata Motors Ltd., Class A
(Automobiles & Components) 12,624,373
241,814 Tata Power Co. Ltd. (The)
(Utilities) 1,313,180
284,705 Torrent Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 10,805,397
28,159 Torrent Power Ltd. (Utilities) 627,710
52,012 Triveni Turbine Ltd. (Capital
Goods) 370,697
534,867 Union Bank of India Ltd.
(Banks) 864,573
94,780 Wipro Ltd. (Software &
Services) 591,466
907,684 Zydus Lifesciences
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 13,537,893
412,205,250
Indonesia – 2.2%
2,080,900 AKR Corporindo Tbk PT
(Energy) 193,885
18,293,700 Aneka Tambang Tbk (Materials) 1,481,687
2,652,600 Astra International Tbk PT
(Capital Goods) 771,091
19,135,200 Bank Central Asia Tbk PT
(Banks) 12,091,893
39,526,800 Bank Mandiri Persero Tbk PT
(Banks) 15,588,944
756,400 Bank Negara Indonesia Persero
Tbk PT (Banks) 231,665
8,246,200 Bank Pembangunan Daerah
Jawa Barat Dan Banten Tbk PT
(Banks) 502,075
37,116,900 Bank Rakyat Indonesia Persero
Tbk PT (Banks) 10,680,019
551,200 Indocement Tunggal Prakarsa
Tbk PT (Materials) 245,941
719,300 Indofood CBP Sukses Makmur
Tbk PT (Food, Beverage &
Tobacco) 483,293
22,390,600 Perusahaan Gas Negara Tbk PT
(Utilities) 2,205,150
6,482,600 Telkom Indonesia Persero
Tbk PT (Telecommunication
Services) 1,151,338
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
54,900 United Tractors Tbk PT
(Energy) $ 87,111
45,714,092
Kuwait – 0.2%
203,410 Agility Public Warehousing Co.
KSC (Transportation) 182,658
108,000 Burgan Bank SAK (Banks) 67,482
14,684 Humansoft Holding Co. KSC
(Consumer Services) 126,673
1,232,765 Kuwait Finance House KSCP
(Banks) 2,972,975
585,971 National Bank of Kuwait SAKP
(Banks) 1,737,448
220,299 National Investments Co. KSCP
(Financial Services) 183,192
5,270,428
Mexico – 2.1%
526,934 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 5,185,341
227,232 Coca-Cola Femsa SAB de
CV ADR (Food, Beverage &
Tobacco) 20,548,590
80,425 Gruma SAB de CV, Class B
(Food, Beverage & Tobacco) 1,503,603
1,189,406 Grupo Financiero Banorte SAB
de CV, Class O (Banks) 8,912,725
426,215 Grupo Financiero Inbursa SAB
de CV, Class O (Banks)* 1,037,914
3,423,339 Kimberly-Clark de Mexico SAB
de CV, Class A (Household &
Personal Products) 6,089,284
40,440 Promotora y Operadora de
Infraestructura SAB de CV
(Transportation) 379,807
43,657,264
Peru – 0.1%
13,700 Credicorp Ltd. (Banks) 2,337,768
Philippines – 0.6%
173,100 Aboitiz Power Corp. (Utilities) 98,003
930,379 Bank of the Philippine Islands
(Banks) 1,933,259
962,960 BDO Unibank, Inc. (Banks) 2,265,165
885,750 International Container
Terminal Services, Inc.
(Transportation) 5,401,701
146,650 Jollibee Foods Corp. (Consumer
Services) 578,736
1,632,960 Metropolitan Bank & Trust Co.
(Banks) 1,921,524
12,198,388
Poland – 1.7%
286,082 Bank Pekao SA (Banks) 11,589,506
7,034 Budimex SA (Capital Goods) 1,131,989
8,605 Grupa Kety SA (Materials) 1,785,011
20,782 KGHM Polska Miedz SA
(Materials) 714,424

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Poland – (continued)
1,669,377 Powszechny Zaklad
Ubezpieczen SA (Insurance) $ 20,443,392
35,664,322
Qatar – 0.3%
859,217 Commercial Bank PSQC (The)
(Banks) 986,176
165,201 Ooredoo QPSC
(Telecommunication Services) 474,142
10,067 Qatar Electricity & Water Co.
QSC (Utilities) 42,524
934,169 Qatar Gas Transport Co. Ltd.
(Energy) 1,156,127
348,385 Qatar Islamic Bank (Banks) 1,883,632
430,851 Qatar National Bank QPSC
(Banks) 1,807,063
6,349,664
Russia – 0.0%
106,118 PhosAgro PJSC, GDR
(Materials)*
(b)
—
683 PhosAgro PJSC NPV
(Materials)
(b)
—
18,426 Polyus PJSC, GDR
(Materials)*
(b)
—
2,789,380 Sberbank of Russia PJSC
(Banks)
(b)
—
54,816 VTB Bank PJSC (Banks)
(b)
—
—
Saudi Arabia – 3.5%
204,342 Al Hammadi Holding (Health
Care Equipment & Services) 2,555,911
220,348 Al Rajhi Bank (Banks) 5,024,111
1,568,641 Alinma Bank (Banks) 13,548,454
1,598,817 Arab National Bank (Banks) 9,144,814
118,787 Bank AlBilad (Banks) 1,164,269
151,919 Banque Saudi Fransi (Banks) 1,498,157
171,107 Bawan Co. (Capital Goods) 2,133,133
24,768 Bupa Arabia for Cooperative
Insurance Co. (Insurance) 1,520,975
3,555 Mouwasat Medical Services
Co. (Health Care Equipment &
Services) 114,387
12,875 National Gas & Industrialization
Co. (Utilities) 365,122
23,486 National Medical Care Co.
(Health Care Equipment &
Services) 1,294,516
1,512,789 Riyad Bank (Banks) 11,066,644
18,280 SABIC Agri-Nutrients Co.
(Materials) 573,598
350,636 Saudi Arabian Mining Co.
(Materials)* 4,026,094
1,005,260 Saudi Awwal Bank (Banks) 10,518,347
438,008 Saudi Chemical Co. Holding
(Health Care Equipment &
Services) 1,319,011
129,963 Saudi Investment Bank (The)
(Banks) 442,693
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
225,937 Saudi National Bank (The)
(Banks) $ 2,282,950
240,546 Saudi Telecom Co.
(Telecommunication Services) 2,470,872
135,306 Sustained Infrastructure
Holding Co. (Transportation) 1,259,330
40,706 United Electronics Co.
(Consumer Discretionary
Distribution & Retail) 996,946
73,320,334
South Africa – 2.4%
7,781,056 FirstRand Ltd. (Financial
Services) 34,963,508
69,324 Gold Fields Ltd. ADR
(Materials) 1,189,600
303,568 Investec Ltd. (Financial
Services) 2,370,206
925,732 Life Healthcare Group Holdings
Ltd. (Health Care Equipment &
Services) 678,574
53,440 Naspers Ltd., Class N
(Consumer Discretionary
Distribution & Retail) 10,335,039
49,536,927
South Korea – 12.4%
85,588 Advanced Process Systems
Corp. (Semiconductors &
Semiconductor Equipment) 1,297,393
2,779 Chong Kun Dang
Pharmaceutical Corp.
(Pharmaceuticals,
Biotechnology & Life Sciences) 226,345
5,580 Daishin Securities Co. Ltd.
(Financial Services) 68,533
11,986 Daou Technology, Inc.
(Financial Services) 162,529
169,918 DB Insurance Co. Ltd.
(Insurance) 13,728,890
47,202 Doosan Enerbility Co. Ltd.
(Capital Goods)* 650,100
30,415 HAESUNG DS Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 809,249
266,986 Hana Financial Group, Inc.
(Banks) 12,649,279
16,424 Hankook Tire & Technology
Co. Ltd. (Automobiles &
Components) 536,338
10,347 Hanmi Pharm Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 2,186,592
133,151 Hanwha General Insurance Co.
Ltd. (Insurance) 547,658
244,303 Hanwha Life Insurance Co. Ltd.
(Insurance) 555,769
68,794 HD Hyundai Electric Co. Ltd.
(Capital Goods) 15,567,512

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
181,069 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Capital Goods)* $ 27,467,376
86,591 HDC Hyundai Development
Co.-Engineering &
Construction, Class E (Capital
Goods) 1,452,575
11,669 Hyundai Glovis Co. Ltd.
(Transportation) 1,038,632
78,509 Hyundai Marine & Fire
Insurance Co. Ltd. (Insurance) 2,065,964
27,229 Hyundai Rotem Co. Ltd.
(Capital Goods) 970,667
92,300 Innox Advanced Materials
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 2,030,481
221,844 JB Financial Group Co. Ltd.
(Banks) 2,341,977
9,613 JW Pharmaceutical
Corp. (Pharmaceuticals,
Biotechnology & Life Sciences) 223,666
95,320 KB Financial Group, Inc.
(Banks) 6,162,066
97,457 KEC Corp. (Semiconductors &
Semiconductor Equipment) 82,842
93,391 Kia Corp. (Automobiles &
Components) 7,663,358
93,512 Korea Aerospace Industries Ltd.
(Capital Goods) 3,886,506
12,310 Korea Electric Terminal Co.
Ltd. (Capital Goods) 550,354
27,415 Korea Investment Holdings Co.
Ltd. (Financial Services) 1,472,908
47,927 Korean Reinsurance Co.
(Insurance) 289,063
51,225 KT&G Corp. (Food, Beverage
& Tobacco) 3,492,103
27,088 LIG Nex1 Co. Ltd. (Capital
Goods) 3,938,256
7,622 LS Electric Co. Ltd. (Capital
Goods) 1,026,032
17,792 Meritz Financial Group, Inc.
(Financial Services) 1,096,625
16,379 NAVER Corp. (Media &
Entertainment) 2,089,019
14,221 Neowiz (Media &
Entertainment) 215,300
1,596,826 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 98,463,922
45,013 Samsung Fire & Marine
Insurance Co. Ltd. (Insurance) 12,240,354
8,142 Samsung Life Insurance Co.
Ltd. (Insurance) 574,626
113,884 Samsung Securities Co. Ltd.
(Financial Services) 3,725,944
160,540 Shinhan Financial Group Co.
Ltd. (Banks) 7,060,701
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
120,270 SK Hynix, Inc. (Semiconductors
& Semiconductor Equipment) $ 17,249,548
171,042 Worldex Industry & Trading
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 2,945,372
260,802,424
Taiwan – 17.5%
541,000 Advancetek Enterprise Co. Ltd.
(Real Estate Management &
Development)* 1,112,462
222,455 Advantech Co. Ltd. (Technology
Hardware & Equipment) 2,366,156
1,083,000 Ardentec Corp.
(Semiconductors &
Semiconductor Equipment) 2,119,787
443,000 Asia Optical Co., Inc.
(Technology Hardware &
Equipment) 1,222,153
55,000 ASROCK, Inc. (Technology
Hardware & Equipment) 338,537
310,000 Catcher Technology Co. Ltd.
(Technology Hardware &
Equipment) 2,019,272
1,587,000 Cathay Financial Holding Co.
Ltd. (Insurance) 3,038,823
1,516,000 Chicony Electronics Co. Ltd.
(Technology Hardware &
Equipment) 7,224,424
528,000 Chin-Poon Industrial Co. Ltd.
(Technology Hardware &
Equipment) 725,898
69,000 Chong Hong Construction Co.
Ltd. (Real Estate Management
& Development) 287,820
4,400,000 Compal Electronics, Inc.
(Technology Hardware &
Equipment) 4,263,236
22,360,000 CTBC Financial Holding Co.
Ltd. (Banks) 24,269,945
856,800 Da-Li Development Co. Ltd.
(Real Estate Management &
Development) 1,758,651
292,000 Darfon Electronics Corp.
(Technology Hardware &
Equipment) 495,043
261,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) 3,352,239
20,000 Dynapack International
Technology Corp. (Technology
Hardware & Equipment) 67,430
47,000 Elan Microelectronics
Corp. (Semiconductors &
Semiconductor Equipment) 198,899
72,000 Elite Semiconductor
Microelectronics Technology,
Inc. (Semiconductors &
Semiconductor Equipment) 188,022

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
385,000 Everlight Electronics Co.
Ltd. (Semiconductors &
Semiconductor Equipment) $ 919,526
933,000 Far EasTone
Telecommunications Co. Ltd.
(Telecommunication Services) 2,457,810
188,000 FocalTech Systems Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 478,229
76,000 Foxsemicon Integrated
Technology, Inc.
(Semiconductors &
Semiconductor Equipment) 715,877
1,713,000 Fubon Financial Holding Co.
Ltd. (Insurance) 4,638,741
563,000 Gamania Digital Entertainment
Co. Ltd. (Media &
Entertainment) 1,309,553
441,000 General Interface Solution
Holding Ltd. (Technology
Hardware & Equipment)* 847,601
211,000 Genesys Logic, Inc.
(Semiconductors &
Semiconductor Equipment) 584,699
395,000 Genius Electronic Optical Co.
Ltd. (Technology Hardware &
Equipment) 6,376,534
326,000 Getac Holdings Corp.
(Technology Hardware &
Equipment) 1,026,862
242,000 Global Brands Manufacture
Ltd. (Technology Hardware &
Equipment) 458,460
634,000 Global Mixed Mode
Technology, Inc.
(Semiconductors &
Semiconductor Equipment) 4,856,817
125,000 Greatek Electronics,
Inc. (Semiconductors &
Semiconductor Equipment) 235,772
1,082,000 Hon Hai Precision Industry Co.
Ltd. (Technology Hardware &
Equipment) 6,637,984
448,000 Integrated Service Technology,
Inc. (Semiconductors &
Semiconductor Equipment) 1,839,753
83,000 International Games System Co.
Ltd. (Media & Entertainment) 1,898,952
959,000 ITE Technology, Inc.
(Semiconductors &
Semiconductor Equipment) 4,423,641
55,000 JSL Construction &
Development Co. Ltd. (Real
Estate Management &
Development) 344,691
286,000 Keystone Microtech
Corp. (Semiconductors &
Semiconductor Equipment) 3,098,122
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
1,043,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) $ 39,722,798
241,000 Nexcom International Co.
Ltd. (Technology Hardware &
Equipment) 370,475
294,000 Orient Semiconductor
Electronics Ltd.
(Semiconductors &
Semiconductor Equipment) 437,928
207,000 Pegatron Corp. (Technology
Hardware & Equipment) 639,449
538,000 Pixart Imaging, Inc.
(Semiconductors &
Semiconductor Equipment) 2,689,283
1,577,000 Powertech Technology,
Inc. (Semiconductors &
Semiconductor Equipment) 7,929,822
1,657,000 Quanta Computer, Inc.
(Technology Hardware &
Equipment) 14,117,229
388,000 Radiant Opto-Electronics
Corp. (Semiconductors &
Semiconductor Equipment) 2,118,968
18,000 RDC Semiconductor Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 150,330
6,912,000 Ruentex Development Co. Ltd.
(Real Estate Management &
Development) 10,850,925
75,000 Shinkong Insurance Co. Ltd.
(Insurance) 216,866
165,000 ShunSin Technology Holding
Ltd. (Semiconductors &
Semiconductor Equipment) 1,146,791
474,000 Sigurd Microelectronics
Corp. (Semiconductors &
Semiconductor Equipment) 1,120,888
17,200 Silicon Motion Technology
Corp. ADR (Semiconductors &
Semiconductor Equipment) 1,194,368
162,000 Sinbon Electronics Co. Ltd.
(Technology Hardware &
Equipment) 1,628,224
1,131,000 Sunplus Technology Co.
Ltd. (Semiconductors &
Semiconductor Equipment)* 1,134,462
553,000 Syncmold Enterprise Corp.
(Technology Hardware &
Equipment) 1,688,498
569,184 Taichung Commercial Bank Co.
Ltd. (Banks) 309,403
369,000 Taishin Financial Holding Co.
Ltd. (Banks)* 228,693
5,888,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 171,760,702
59,000 Test Research, Inc. (Technology
Hardware & Equipment) 265,133

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
74,000 Thinking Electronic Industrial
Co. Ltd. (Technology Hardware
& Equipment) $ 374,817
141,000 Topco Scientific Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 1,159,748
823,000 Tripod Technology Corp.
(Technology Hardware &
Equipment) 5,050,788
137,000 Ultra Chip, Inc.
(Semiconductors &
Semiconductor Equipment) 366,182
111,000 Universal Microwave
Technology, Inc. (Technology
Hardware & Equipment) 1,095,424
141,000 Visual Photonics Epitaxy
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 653,668
36,000 Yankey Engineering Co. Ltd.
(Capital Goods) 341,710
366,961,993
Thailand – 0.7%
385,100 Bumrungrad Hospital PCL
(Health Care Equipment &
Services) 2,658,905
454,400 Carabao Group PCL, Class F
(Food, Beverage & Tobacco) 843,163
446,700 Com7 PCL, Class F (Consumer
Discretionary Distribution &
Retail) 256,480
853,900 Ichitan Group PCL (Food,
Beverage & Tobacco) 386,282
1,858,900 KCE Electronics PCL
(Technology Hardware &
Equipment) 2,334,931
10,496,100 Krung Thai Bank PCL (Banks) 5,329,814
1,566,000 PTT PCL (Energy) 1,405,531
5,401,700 Sansiri PCL (Real Estate
Management & Development) 254,687
480,500 SCB X PCL (Banks) 1,388,972
14,858,765
Turkey – 1.6%
459,459 Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim AS (Utilities) 181,188
3,287,880 Aksa Akrilik Kimya Sanayii AS
(Consumer Durables & Apparel) 1,005,691
390,609 Aygaz AS (Utilities) 2,022,766
343,132 EIS Eczacibasi Ilac ve Sinai
ve Finansal Yatirimlar Sanayi
ve Ticaret AS (Household &
Personal Products) 561,565
124,440 Enerya Enerji AS (Utilities) 703,780
1,557,418 Enka Insaat ve Sanayi AS
(Capital Goods) 2,192,384
109,825 KOC Holding AS (Capital
Goods) 713,314
766,795 Koza Altin Isletmeleri AS
(Materials)* 536,700
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
164,978 Mavi Giyim Sanayi Ve Ticaret
AS, Class B (Consumer
Durables & Apparel)
(a)
$ 561,533
114,324 Migros Ticaret AS (Consumer
Staples Distribution & Retail) 1,821,606
77,286 MLP Saglik Hizmetleri AS
(Health Care Equipment &
Services)*
(a)
858,208
2,541,151 Turk Telekomunikasyon AS
(Telecommunication Services)* 3,920,943
38,997,050 Turkiye Is Bankasi AS, Class C
(Banks) 17,662,908
504,331 Turkiye Vakiflar Bankasi TAO,
Class D (Banks)* 310,051
662,830 Yapi ve Kredi Bankasi AS
(Banks) 604,433
33,657,070
United Arab Emirates – 0.8%
471,484 Abu Dhabi Islamic Bank PJSC
(Banks) 1,573,774
809,025 ADNOC Drilling Co. PJSC
(Energy) 969,169
1,294,406 Dubai Islamic Bank PJSC
(Banks) 2,061,633
253,056 Emaar Development PJSC
(Real Estate Management &
Development) 584,937
2,251,350 Emirates NBD Bank PJSC
(Banks) 11,707,425
28,474 National Marine Dredging Co.
(Capital Goods) 210,244
17,107,182
United Kingdom – 0.2%
140,959 Anglogold Ashanti PLC
(Materials) 4,058,990
TOTAL COMMON STOCKS
(Cost $1,667,305,157)
1,955,656,538
Shares Description Rate Value
a
Preferred Stocks – 4.5%
Brazil – 3.8%
349,900 Alpargatas SA
(Consumer
Durables &
Apparel)* 0.00% 532,012
6,340,700 Itau Unibanco
Holding SA
(Banks) 6.93 37,980,413
9,574,800 Itausa SA
(Banks) 7.84 17,215,901
950,100 Metalurgica
Gerdau SA
(Materials) 13.45 1,785,590
3,261,500 Petroleo
Brasileiro SA
(Energy) 14.59 21,571,690

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Rate Value
a
Preferred Stocks – (continued)
Brazil – (continued)
300,400 Randon SA
Implementos e
Participacoes
(Capital Goods) 4.81% $ 567,218
79,652,824
South Korea – 0.7%
284,543 Mirae Asset
Securities Co.
Ltd., N.A.
(Financial
Services) 3.92 792,826
244,025 Samsung
Electronics Co.
Ltd. (Technology
Hardware &
Equipment) 2.24 11,617,260
8,168 Samsung Fire &
Marine Insurance
Co. Ltd.
(Insurance) 5.75 1,689,165
14,099,251
TOTAL PREFERRED STOCKS
(Cost $99,382,536)
93,752,075
TOTAL INVESTMENTS – 97.6%
(Cost $1,766,687,693)
$ 2,049,408,613
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.4%
49,986,693
NET ASSETS – 100.0%
$ 2,099,395,306
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
PLC — Public Limited Company
Sector Name
% of
Market
Value
Financials 25.9%
Information Technology 25.8
Industrials 10.1
Consumer Discretionary 9.7
Communication Services 7.0
Health Care 4.6
Utilities 4.2
Materials 4.2
Energy 3.4
Real Estate 2.6
Consumer Staples 2.5
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Additional Investment Information
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At July 31, 2024, the
Fund
had the following forward foreign currency
exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc. ZAR 4,207,000 USD 230,714 8/5/2024 $ 223
TOTAL
$ 223
FUTURES CONTRACTS
— At July 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Emerging Markets Index 225 09/20/24 $ 12,335,625 $ (382,280)

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 95.8%
Australia – 6.9%
886,861 AMP Ltd. (Financial Services) $ 688,953
271,312 ANZ Group Holdings Ltd.
(Banks) 5,161,724
800,784 BHP Group Ltd. (Materials) 22,241,738
228,809 Challenger Ltd. (Financial
Services) 1,054,568
29,044 Cochlear Ltd. (Health Care
Equipment & Services) 6,562,661
114,899 Commonwealth Bank of
Australia (Banks) 10,353,570
230,573 Computershare Ltd.
(Commercial & Professional
Services) 4,158,621
903,749 Deterra Royalties Ltd.
(Materials) 2,362,834
295,753 Dexus REIT (Equity Real Estate
Investment Trusts (REITs)) 1,363,586
429,204 Fortescue Ltd. (Materials) 5,340,517
1,167,256 Glencore PLC (Materials) 6,476,924
245,166 Insurance Australia Group Ltd.
(Insurance) 1,186,090
1,021,491 National Australia Bank Ltd.
(Banks) 25,799,467
335,917 Northern Star Resources Ltd.
(Materials) 3,117,692
62,431 Premier Investments Ltd.
(Consumer Discretionary
Distribution & Retail) 1,357,424
12,042 REA Group Ltd. (Media &
Entertainment) 1,619,044
65,892 Reece Ltd. (Capital Goods) 1,194,059
942,496 Resolute Mining Ltd.
(Materials)* 404,869
2,441 Rio Tinto Ltd. (Materials) 187,572
43,033 Rio Tinto PLC ADR (Materials) 2,804,030
1,811,640 Scentre Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 4,131,316
641,605 Suncorp Group Ltd. (Insurance) 7,465,159
125,150 Wesfarmers Ltd. (Consumer
Discretionary Distribution &
Retail) 6,040,021
216,153 Westpac Banking Corp. (Banks) 4,224,237
125,296,676
Austria – 0.3%
58,158 BAWAG Group AG (Banks)*
(a)
4,247,281
42,172 Raiffeisen Bank International
AG (Banks) 822,157
5,069,438
Belgium – 0.0%
12,694 Colruyt Group NV (Consumer
Staples Distribution & Retail) 608,895
3,060 KBC Group NV (Banks) 236,679
845,574
China – 0.9%
2,446,000 Lenovo Group Ltd. (Technology
Hardware & Equipment) 3,168,086
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
107,153 Prosus NV (Consumer
Discretionary Distribution &
Retail)* $ 3,737,852
4,271,900 Yangzijiang Shipbuilding
Holdings Ltd. (Capital Goods) 8,613,265
15,519,203
Denmark – 4.3%
26,243 Genmab A/S (Pharmaceuticals,
Biotechnology & Life
Sciences)* 7,412,903
452,858 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) 60,000,469
59,341 Pandora A/S (Consumer
Durables & Apparel) 9,301,898
44,697 Sydbank AS (Banks) 2,409,717
79,124,987
Finland – 0.1%
18,903 Konecranes OYJ (Capital
Goods) 1,320,438
38,647 Wartsila OYJ Abp (Capital
Goods) 798,634
2,119,072
France – 8.6%
110,923 Air Liquide SA (Materials) 20,238,860
16,857 Arkema SA (Materials) 1,521,225
29,376 Coface SA (Insurance) 444,740
141,501 Danone SA (Food, Beverage &
Tobacco) 9,192,632
41,103 Dassault Aviation SA (Capital
Goods) 8,275,442
257,183 Dassault Systemes (Software &
Services) 9,749,496
120,719 Eiffage SA (Capital Goods) 12,014,169
821,940 Engie SA (Utilities) 12,921,039
11,902 EssilorLuxottica SA (Health
Care Equipment & Services) 2,723,652
14,743 Gecina SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,461,588
22,658 Ipsen SA (Pharmaceuticals,
Biotechnology & Life Sciences) 2,544,047
57,770 Klepierre SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,654,220
189,543 Legrand SA (Capital Goods) 20,479,549
4,993 LVMH Moet Hennessy Louis
Vuitton SE (Consumer Durables
& Apparel) 3,521,876
11,347 Nexans SA (Capital Goods) 1,466,557
121,298 Rexel SA (Capital Goods) 3,081,809
109,687 Safran SA (Capital Goods) 24,097,442
49,693 Thales SA (Capital Goods) 7,898,881
59,585 TotalEnergies SE (Energy) 4,019,984
367,683 Valeo SE (Automobiles &
Components) 4,201,577

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
169,857 Veolia Environnement SA
(Utilities) $ 5,335,841
156,844,626
Georgia – 0.0%
8,810 Bank of Georgia Group PLC
(Banks) 517,934
Germany – 9.6%
8,784 adidas AG (Consumer Durables
& Apparel) 2,201,248
234,753 BASF SE (Materials) 10,929,441
13,648 Commerzbank AG (Banks) 222,496
70,787 Deutsche Post AG
(Transportation) 3,157,494
238,629 Deutsche Telekom AG
(Telecommunication Services) 6,241,939
54,244 Fresenius SE & Co. KGaA
(Health Care Equipment &
Services)* 1,943,606
164,581 GEA Group AG (Capital
Goods) 7,267,159
37,194 Hannover Rueck SE (Insurance) 9,234,925
30,085 Henkel AG & Co. KGaA
(Household & Personal
Products) 2,331,074
19,163 HOCHTIEF AG (Capital
Goods) 2,278,310
16,666 Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 578,947
74,816 Knorr-Bremse AG (Capital
Goods) 6,016,395
60,424 Mercedes-Benz Group AG
(Automobiles & Components) 3,994,299
27,278 Merck KGaA (Pharmaceuticals,
Biotechnology & Life Sciences) 4,873,827
19,327 MTU Aero Engines AG (Capital
Goods) 5,472,708
53,214 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 26,209,230
36,016 Nemetschek SE (Software &
Services) 3,440,110
167,197 RWE AG (Utilities) 6,239,946
203,700 SAP SE (Software & Services) 43,066,338
34,281 Scout24 SE (Media &
Entertainment)
(a)
2,710,171
116,355 Siemens AG (Capital Goods) 21,304,274
123,365 Siemens Energy AG (Capital
Goods)* 3,582,342
132,517 TeamViewer SE (Software &
Services)*
(a)
1,787,249
175,083,528
Hong Kong – 0.6%
72,000 Sun Hung Kai Properties Ltd.
(Real Estate Management &
Development) 623,414
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
717,000 Swire Pacific Ltd., Class A
(Real Estate Management &
Development) $ 6,185,399
272,000 Techtronic Industries Co. Ltd.
(Capital Goods) 3,483,421
10,292,234
Ireland – 0.0%
48,210 Bank of Ireland Group PLC
(Banks) 545,975
Israel – 0.1%
37,715 Plus500 Ltd. (Financial
Services) 1,137,448
Italy – 2.4%
66,814 Azimut Holding SpA (Financial
Services) 1,674,081
65,760 Banca Generali SpA (Financial
Services) 2,861,648
940,122 Banca Mediolanum SpA
(Financial Services) 11,099,369
1,664,955 Banco BPM SpA (Banks) 11,527,614
65,373 Prysmian SpA (Capital Goods) 4,494,040
144,973 UniCredit SpA (Banks) 5,954,726
480,928 Unipol Gruppo SpA (Insurance) 5,181,694
42,793,172
Japan – 24.6%
25,800 Air Water, Inc. (Materials) 379,030
119,200 Alps Alpine Co. Ltd.
(Technology Hardware &
Equipment) 1,263,334
381,800 Asahi Kasei Corp. (Materials) 2,753,261
501,100 Brother Industries Ltd.
(Technology Hardware &
Equipment) 10,280,748
142,500 Chiba Bank Ltd. (The) (Banks) 1,334,865
164,100 Chubu Electric Power Co., Inc.
(Utilities) 2,069,058
103,700 Concordia Financial Group Ltd.
(Banks) 653,571
90,400 Dai Nippon Printing Co. Ltd.
(Commercial & Professional
Services) 2,973,998
319,100 Dai-ichi Life Holdings, Inc.
(Insurance) 9,729,459
165,900 Daiichi Sankyo Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 6,756,724
480,600 Daiwa House Industry Co. Ltd.
(Real Estate Management &
Development) 13,609,815
1,558,900 Daiwa Securities Group, Inc.
(Financial Services) 12,870,436
38,300 DIC Corp. (Materials) 787,883
42,600 Electric Power Development Co.
Ltd. (Utilities) 704,213
117,600 ENEOS Holdings, Inc. (Energy) 616,170

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
21,600 Exedy Corp. (Automobiles &
Components) $ 458,625
9,100 Fast Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 2,508,405
167,100 Food & Life Cos. Ltd.
(Consumer Services) 2,928,274
46,200 Foster Electric Co. Ltd.
(Consumer Durables & Apparel) 500,457
76,200 Fujitsu General Ltd. (Consumer
Durables & Apparel) 999,746
31,200 H.U. Group Holdings, Inc.
(Health Care Equipment &
Services) 549,074
84,800 H2O Retailing Corp. (Consumer
Staples Distribution & Retail) 1,475,065
57,800 HIS Co. Ltd. (Consumer
Services)* 666,733
374,100 Hitachi Ltd. (Capital Goods) 8,083,060
1,839,300 Honda Motor Co. Ltd.
(Automobiles & Components) 19,652,142
57,500 Hulic Co. Ltd. (Real Estate
Management & Development) 561,264
419,300 Idemitsu Kosan Co. Ltd.
(Energy) 2,761,644
45,800 J Front Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 554,789
24,700 Japan Aviation Electronics
Industry Ltd. (Technology
Hardware & Equipment) 413,933
672,500 Japan Post Bank Co. Ltd.
(Banks) 6,998,151
410,400 Japan Post Holdings Co. Ltd.
(Insurance) 4,346,328
35,000 Japan Post Insurance Co. Ltd.
(Insurance) 720,564
296,100 KDDI Corp.
(Telecommunication Services) 8,909,653
67,300 Kirin Holdings Co. Ltd. (Food,
Beverage & Tobacco) 951,459
68,900 Kokuyo Co. Ltd. (Commercial
& Professional Services) 1,156,136
70,000 Konica Minolta, Inc.
(Technology Hardware &
Equipment) 205,230
137,100 Kyocera Corp. (Technology
Hardware & Equipment) 1,726,770
4,000 Lasertec Corp. (Semiconductors
& Semiconductor Equipment) 709,733
16,300 Lintec Corp. (Materials) 366,490
691,700 LY Corp. (Media &
Entertainment) 1,730,575
366,700 Mazda Motor Corp.
(Automobiles & Components) 3,162,940
847,500 Mitsubishi Electric Corp.
(Capital Goods) 14,120,857
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
34,100 Mitsubishi Estate Co. Ltd.
(Real Estate Management &
Development) $ 581,198
1,465,900 Mitsubishi HC Capital, Inc.
(Financial Services) 10,546,303
54,300 Mitsubishi Materials Corp.
(Materials) 1,017,386
536,600 Mitsui OSK Lines Ltd.
(Transportation) 17,044,117
196,800 Modec, Inc. (Energy) 3,671,107
921,000 MS&AD Insurance Group
Holdings, Inc. (Insurance) 21,712,159
10,400 NEC Corp. (Software &
Services) 900,169
644,800 NGK Insulators Ltd. (Capital
Goods) 8,714,483
14,000 Nintendo Co. Ltd. (Media &
Entertainment) 773,618
20,400 Nippon Electric Glass Co.
Ltd. (Technology Hardware &
Equipment) 486,783
7,503,900 Nippon Telegraph & Telephone
Corp. (Telecommunication
Services) 7,997,006
398,600 Nippon Yusen KK
(Transportation) 12,844,449
43,500 Nissin Foods Holdings Co. Ltd.
(Food, Beverage & Tobacco) 1,293,377
1,515,700 Nomura Holdings, Inc.
(Financial Services) 9,345,217
705,500 Nomura Real Estate Holdings,
Inc. (Real Estate Management
& Development) 19,722,049
19,800 NS United Kaiun Kaisha Ltd.
(Transportation) 639,982
71,600 Olympus Corp. (Health Care
Equipment & Services) 1,236,109
37,800 Omron Corp. (Technology
Hardware & Equipment) 1,402,149
98,100 Oriental Land Co. Ltd.
(Consumer Services) 2,808,557
789,400 ORIX Corp. (Financial
Services) 19,095,311
6,400 Otsuka Holdings Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 326,197
1,218,200 Panasonic Holdings Corp.
(Consumer Durables & Apparel) 9,978,503
156,000 Round One Corp. (Consumer
Services) 928,830
274,500 Santen Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 3,294,328
15,300 Sawai Group Holdings
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 671,663
317,900 SBI Holdings, Inc. (Financial
Services) 8,263,380

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
241,900 SCSK Corp. (Software &
Services) $ 4,762,507
444,200 Sekisui Chemical Co. Ltd.
(Consumer Durables & Apparel) 6,702,091
54,700 Seven & i Holdings Co. Ltd.
(Consumer Staples Distribution
& Retail) 655,019
18,300 Shimamura Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 896,901
130,500 SKY Perfect JSAT Holdings,
Inc. (Media & Entertainment) 767,818
399,700 SoftBank Corp.
(Telecommunication Services) 5,213,990
38,200 SoftBank Group Corp.
(Telecommunication Services) 2,334,495
286,100 Sojitz Corp. (Capital Goods) 6,767,145
46,600 Sompo Holdings, Inc.
(Insurance) 1,062,569
54,800 Sony Group Corp. (Consumer
Durables & Apparel) 4,867,262
18,700 Square Enix Holdings Co. Ltd.
(Media & Entertainment) 631,535
50,100 Subaru Corp. (Automobiles &
Components) 963,248
1,073,600 Sumitomo Electric Industries
Ltd. (Automobiles &
Components) 16,240,430
151,700 Sumitomo Heavy Industries
Ltd. (Capital Goods) 4,073,947
229,500 Sumitomo Mitsui Trust
Holdings, Inc. (Banks) 5,801,036
93,500 Sumitomo Rubber Industries
Ltd. (Automobiles &
Components) 974,227
71,100 T&D Holdings, Inc. (Insurance) 1,332,822
20,300 Taiheiyo Cement Corp.
(Materials) 554,455
335,500 Takashimaya Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 6,212,801
89,500 TDK Corp. (Technology
Hardware & Equipment) 6,243,728
223,100 Tokai Tokyo Financial Holdings,
Inc. (Financial Services) 871,890
85,200 Tokyo Century Corp. (Financial
Services) 907,566
55,700 Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) 11,655,086
481,500 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 3,476,569
329,200 TOPPAN Holdings, Inc.
(Commercial & Professional
Services) 9,311,802
17,400 Towa Corp. (Semiconductors &
Semiconductor Equipment) 1,002,262
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
77,800 Toyo Seikan Group Holdings
Ltd. (Materials) $ 1,335,850
17,400 Toyo Tire Corp. (Automobiles
& Components) 283,896
234,000 Toyota Motor Corp.
(Automobiles & Components) 4,495,318
149,200 Trend Micro, Inc. (Software &
Services) 7,151,528
8,900 Ulvac, Inc. (Semiconductors &
Semiconductor Equipment) 545,365
111,500 Unicharm Corp. (Household &
Personal Products) 3,735,319
202,700 USS Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 1,828,254
14,000 Yamaichi Electronics Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 298,421
172,300 Yokogawa Electric Corp.
(Technology Hardware &
Equipment) 4,361,301
447,613,545
Netherlands – 5.1%
23,651 Aalberts NV (Capital Goods) 904,359
589,317 ABN AMRO Bank NV
(Banks)
(a)
10,287,625
11,192 ASM International NV
(Semiconductors &
Semiconductor Equipment) 7,700,339
54,978 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 51,193,964
22,705 ASR Nederland NV (Insurance) 1,140,751
33,023 BE Semiconductor Industries
NV (Semiconductors &
Semiconductor Equipment) 4,254,181
5,617 Euronext NV (Financial
Services)
(a)
567,896
336,418 ING Groep NV (Banks) 6,106,309
167,057 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 5,381,778
58,911 Koninklijke Philips NV (Health
Care Equipment & Services)* 1,654,792
16,927 Wolters Kluwer NV
(Commercial & Professional
Services) 2,833,740
92,025,734
Norway – 0.9%
135,158 Aker Solutions ASA (Energy) 644,859
107,324 Hoegh Autoliners ASA
(Transportation) 1,173,117
88,206 Kongsberg Gruppen ASA
(Capital Goods) 8,869,525
314,171 Norsk Hydro ASA (Materials) 1,742,662
55,612 Orkla ASA (Food, Beverage &
Tobacco) 469,337

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Norway – (continued)
57,374 Salmar ASA (Food, Beverage &
Tobacco) $ 3,301,004
16,200,504
Singapore – 1.0%
30,535 BW LPG Ltd. (Energy)
(a)
496,201
307,532 Hafnia Ltd. (Energy) 2,436,713
670,600 Oversea-Chinese Banking Corp.
Ltd. (Banks) 7,464,218
531,200 Singapore Technologies
Engineering Ltd. (Capital
Goods) 1,758,685
662,100 Singapore Telecommunications
Ltd. (Telecommunication
Services) 1,528,903
49,773 STMicroelectronics
NV (Semiconductors &
Semiconductor Equipment) 1,645,639
130,900 United Overseas Bank Ltd.
(Banks) 3,174,153
18,504,512
Spain – 1.8%
73,726 Banco Bilbao Vizcaya
Argentaria SA (Banks) 772,738
3,794,060 Banco de Sabadell SA (Banks) 8,006,403
1,032,429 Bankinter SA (Banks) 8,818,450
63,423 Cellnex Telecom SA
(Telecommunication
Services)*
(a)
2,211,988
216,384 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 10,513,860
1,637,444 Unicaja Banco SA (Banks)
(a)
2,204,030
32,527,469
Sweden – 4.4%
108,474 AAK AB (Food, Beverage &
Tobacco) 3,121,563
205,515 Alfa Laval AB (Capital Goods) 9,087,062
424,670 Atlas Copco AB, Class A
(Capital Goods) 7,558,132
132,908 Atlas Copco AB, Class B
(Capital Goods) 2,079,468
323,587 Essity AB, Class B (Household
& Personal Products) 9,098,076
39,959 Evolution AB (Consumer
Services)
(a)
3,870,799
92,034 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary Distribution &
Retail) 1,431,814
175,436 Hexagon AB, Class B
(Technology Hardware &
Equipment) 1,786,718
61,080 Hexpol AB (Materials) 683,116
53,678 Indutrade AB (Capital Goods) 1,578,405
161,370 Investor AB, Class A (Financial
Services) 4,562,029
729,353 Investor AB, Class B (Financial
Services) 20,706,426
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
287,272 SSAB AB, Class A (Materials) $ 1,482,093
1,105,376 SSAB AB, Class B (Materials) 5,602,831
217,869 Svenska Handelsbanken AB,
Class A (Banks) 2,199,142
181,560 Swedbank AB, Class A (Banks) 3,860,684
82,083 Telefonaktiebolaget LM
Ericsson, Class B (Technology
Hardware & Equipment) 564,391
32,321 Trelleborg AB, Class B (Capital
Goods) 1,201,132
80,473,881
Switzerland – 5.9%
156,236 ABB Ltd. (Capital Goods) 8,672,134
3,864 Belimo Holding AG (Capital
Goods) 2,342,435
6 Chocoladefabriken Lindt &
Spruengli AG (Food, Beverage
& Tobacco) 742,971
20,549 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 13,683,777
374,346 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 41,787,438
69,909 Sika AG (Materials) 21,225,501
609,191 UBS Group AG (Financial
Services) 18,458,898
106,913,154
United Kingdom – 8.1%
310,532 AstraZeneca PLC
ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 24,578,608
1,381,624 Aviva PLC (Insurance) 8,900,265
236,897 B&M European Value Retail
SA (Consumer Discretionary
Distribution & Retail) 1,426,590
48,040 Babcock International Group
PLC (Capital Goods) 328,612
391,985 BAE Systems PLC (Capital
Goods) 6,537,576
228,289 Barclays PLC (Banks) 682,655
349,715 Beazley PLC (Insurance) 3,073,825
47,596 Bellway PLC (Consumer
Durables & Apparel) 1,747,627
17,859 Berkeley Group Holdings PLC
(Consumer Durables & Apparel) 1,165,879
61,575 Bytes Technology Group PLC
(Software & Services) 401,172
67,043 Compass Group PLC
(Consumer Services) 2,064,592
263,019 Direct Line Insurance Group
PLC (Insurance) 638,097
846,980 HSBC Holdings PLC (Banks) 7,702,530
100,055 IG Group Holdings PLC
(Financial Services) 1,208,336
330,337 Imperial Brands PLC (Food,
Beverage & Tobacco) 9,104,706
105,136 Investec PLC (Financial
Services) 832,471

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
373,883 Kingfisher PLC (Consumer
Discretionary Distribution &
Retail) $ 1,329,205
37,903 Lancashire Holdings Ltd.
(Insurance) 308,924
88,232 Land Securities Group PLC
REIT (Equity Real Estate
Investment Trusts (REITs)) 721,510
1,059,875 M&G PLC (Financial Services) 2,894,147
964,361 Man Group PLC (Financial
Services) 3,036,086
172,143 Melrose Industries PLC (Capital
Goods) 1,303,522
700,371 National Grid PLC (Utilities) 8,886,441
2,018,216 NatWest Group PLC (Banks) 9,575,410
66,112 Next PLC (Consumer
Discretionary Distribution &
Retail) 7,727,160
60,671 Pearson PLC (Consumer
Services) 823,184
64,955 Persimmon PLC (Consumer
Durables & Apparel) 1,324,581
18,951 Reckitt Benckiser Group
PLC (Household & Personal
Products) 1,019,444
158,412 Redrow PLC (Consumer
Durables & Apparel) 1,519,729
34,050 RELX PLC (Commercial &
Professional Services) 1,607,077
1,584,606 Rolls-Royce Holdings PLC
(Capital Goods)* 9,175,199
255,627 Sage Group PLC (The)
(Software & Services) 3,573,301
340,211 Smiths Group PLC (Capital
Goods) 7,814,372
88,277 SSE PLC (Utilities) 2,136,464
378,927 Standard Chartered PLC
(Banks) 3,743,152
2,415,904 Taylor Wimpey PLC (Consumer
Durables & Apparel) 4,953,032
36,543 Unilever PLC (Household &
Personal Products) 2,238,801
61,257 Vistry Group PLC (Consumer
Durables & Apparel)* 1,091,071
24,942 Whitbread PLC (Consumer
Services) 934,577
148,129,930
United States – 10.2%
440,068 BP PLC ADR (Energy) 15,574,007
43,294 Carnival PLC ADR (Consumer
Services)* 663,697
52,652 Ferguson PLC (Capital Goods) 11,627,747
28,979 GSK PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,123,516
453,703 Nestle SA (Food, Beverage &
Tobacco) 45,956,781
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
147,834 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) $ 47,862,679
143,162 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 14,758,940
124,756 Schneider Electric SE (Capital
Goods) 30,070,609
366,241 Shell PLC (Energy) 13,391,306
44,042 Signify NV (Capital Goods)
(a)
1,090,233
150,360 Stellantis NV (Automobiles &
Components) 2,505,611
184,625,126
TOTAL COMMON STOCKS
(Cost $1,494,701,358)
1,742,203,722
Shares Description Rate Value
a
Preferred Stocks – 1.1%
Germany – 1.1%
215,215 Henkel AG
& Co. KGaA
(Household
& Personal
Products) 2.34% 18,409,895
27,682 Porsche
Automobil
Holding SE
(Automobiles &
Components) 6.21 1,237,371
TOTAL PREFERRED STOCKS
(Cost $17,951,361)
19,647,266
Shares Dividend Rate Value
aa a
Investment Company – 0.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5,700,668 5.220% 5,700,668
(Cost $5,700,668)
TOTAL INVESTMENTS – 97.2%
(Cost $1,518,353,387)
$ 1,767,551,656
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.8%
50,536,975
NET ASSETS – 100.0%
$ 1,818,088,631
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Sector Name
% of
Market
Value
Financials 22.4%
Industrials 20.0
Health Care 13.8
Information Technology 10.6
Consumer Discretionary 9.7
Consumer Staples 6.7
Materials 6.4
Real Estate 3.1
Energy 2.5
Communication Services 2.3
Utilities 2.2
Investment Company 0.3
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At July 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 260 09/20/24 $ 13,782,243 $ (42,579)
FTSE 100 Index 51 09/20/24 5,479,437 111,342
Hang Seng Index 11 08/29/24 1,221,315 18,106
MSCI Singapore Index 19 08/29/24 447,105 5,084
SPI 200 Index 17 09/19/24 2,240,384 98,593
TOPIX Index 41 09/12/24 7,655,085 39,506
Total Futures Contracts
$ 230,052

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 96.6%
Australia – 7.1%
19,082,742 AMP Ltd. (Financial Services) $ 14,824,309
149,385 Audinate Group Ltd.
(Technology Hardware &
Equipment)* 1,459,437
335,420 Aussie Broadband Ltd.
(Telecommunication Services)* 701,769
161,509 Bendigo & Adelaide Bank Ltd.
(Banks) 1,322,201
946,460 BWP Trust REIT (Equity
Real Estate Investment Trusts
(REITs)) 2,220,145
3,366,264 Centuria Industrial REIT
(Equity Real Estate Investment
Trusts (REITs)) 7,016,353
1,769,833 Cettire Ltd. (Consumer
Discretionary Distribution &
Retail)*
(a)
1,541,930
2,467,616 Challenger Ltd. (Financial
Services) 11,373,106
3,270,537 Charter Hall Group REIT
(Equity Real Estate Investment
Trusts (REITs)) 27,312,057
5,166,307 Charter Hall Retail REIT
(Equity Real Estate Investment
Trusts (REITs)) 11,820,623
58,299 Data#3 Ltd. (Software &
Services) 337,382
7,095,867 Deterra Royalties Ltd.
(Materials) 18,552,000
3,272,006 Emerald Resources NL
(Materials)* 7,967,289
17,276,982 Gold Road Resources Ltd.
(Materials) 19,318,023
960,606 GrainCorp Ltd., Class A
(Consumer Staples Distribution
& Retail) 5,675,664
231,345 Helia Group Ltd. (Financial
Services) 604,589
587,476 HMC Capital Ltd. REIT (Equity
Real Estate Investment Trusts
(REITs)) 2,997,530
51,684 HUB24 Ltd. (Financial
Services) 1,683,296
1,311,525 IGO Ltd. (Materials) 4,802,949
196,921 JB Hi-Fi Ltd. (Consumer
Discretionary Distribution &
Retail) 8,991,155
481,489 Neuren Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 6,102,833
232,551 New Hope Corp. Ltd. (Energy) 741,650
632,425 Nick Scali Ltd. (Consumer
Discretionary Distribution &
Retail) 6,517,100
1,275,762 Perenti Ltd. (Materials) 878,300
8,820,516 Perseus Mining Ltd. (Materials) 14,696,625
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
587,184 Premier Investments Ltd.
(Consumer Discretionary
Distribution & Retail) $ 12,767,019
432,414 Qube Holdings Ltd.
(Transportation) 1,082,854
12,195,944 Ramelius Resources Ltd.
(Materials) 15,564,138
42,936,345 Red 5 Ltd. (Materials)* 11,012,563
295,916 Region RE Ltd. REIT (Equity
Real Estate Investment Trusts
(REITs)) 440,623
29,742,372 Resolute Mining Ltd.
(Materials)* 12,776,471
31,150 SmartGroup Corp. Ltd.
(Commercial & Professional
Services) 176,286
365,625 Super Retail Group Ltd.
(Consumer Discretionary
Distribution & Retail) 3,830,181
1,202,377 Technology One Ltd. (Software
& Services) 16,242,275
1,194,793 Temple & Webster Group
Ltd. (Consumer Discretionary
Distribution & Retail)* 7,649,388
233,607 Ventia Services Group Pty Ltd.
(Capital Goods) 672,566
3,870,656 Waypoint REIT Ltd. REIT
(Equity Real Estate Investment
Trusts (REITs)) 6,428,494
1,434,893 West African Resources Ltd.
(Materials)* 1,410,496
12,586,965 Westgold Resources Ltd.
(Materials) 21,625,069
291,136,738
Austria – 1.2%
520,665 BAWAG Group AG (Banks)*
(b)
38,024,189
247,432 CA Immobilien Anlagen AG
(Real Estate Management &
Development) 8,087,059
186,878 Raiffeisen Bank International
AG (Banks) 3,643,248
49,754,496
Belgium – 0.5%
119,391 Aedifica SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 7,588,812
240,143 Colruyt Group NV (Consumer
Staples Distribution & Retail) 11,518,976
20,059 KBC Ancora (Banks) 975,446
20,083,234
China – 1.2%
25,358,000 Yangzijiang Shipbuilding
Holdings Ltd. (Capital Goods) 51,128,345

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Denmark – 2.3%
173,647 Bavarian Nordic A/S
(Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
$ 4,680,421
23,404 cBrain A/S (Software &
Services) 867,920
87,178 D/S Norden A/S
(Transportation) 3,771,097
36,182 GN Store Nord AS (Consumer
Durables & Apparel)* 950,763
452,488 NKT A/S (Capital Goods)* 40,732,023
687,498 Sydbank AS (Banks) 37,064,582
39,605 Zealand Pharma A/S
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 5,335,634
93,402,440
Finland – 2.6%
480,030 Cargotec OYJ, Class B (Capital
Goods) 24,468,410
512,581 Huhtamaki OYJ (Materials) 20,780,599
425,471 Kalmar OYJ, Class B (Capital
Goods)* 12,579,937
678,347 Konecranes OYJ (Capital
Goods) 47,384,807
156,813 Tokmanni Group Corp.
(Consumer Discretionary
Distribution & Retail) 1,919,431
107,133,184
France – 3.7%
540,881 Coface SA (Insurance) 8,188,703
138,157 Gaztransport Et Technigaz SA
(Energy) 20,356,778
224,877 IPSOS SA (Media &
Entertainment) 13,878,792
11,681 JCDecaux SE (Media &
Entertainment)* 243,520
71,900 Mercialys SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 911,043
348,210 Nexans SA (Capital Goods) 45,004,842
176,554 Opmobility (Automobiles &
Components) 1,850,983
20,980 Rubis SCA (Utilities) 657,082
589,366 SCOR SE (Insurance) 12,613,793
3,275,206 Valeo SE (Automobiles &
Components) 37,426,340
36,752 Vallourec SACA (Energy)* 594,230
369,383 Verallia SA (Materials)
(b)
10,865,552
152,591,658
Georgia – 0.5%
231,149 Bank of Georgia Group PLC
(Banks) 13,589,085
152,423 TBC Bank Group PLC (Banks) 6,074,374
19,663,459
Shares Description Value
a
Common Stocks – (continued)
Germany – 2.3%
918,304 AIXTRON SE (Semiconductors
& Semiconductor Equipment) $ 21,442,004
165,989 Aroundtown SA (Real Estate
Management & Development)* 354,118
8,439 Bilfinger SE (Commercial &
Professional Services) 473,135
725,751 Deutz AG (Capital Goods) 4,180,111
327,005 Duerr AG (Capital Goods) 7,192,351
8,717 Eckert & Ziegler SE (Health
Care Equipment & Services) 407,967
864,692 HelloFresh SE (Consumer
Staples Distribution & Retail)* 5,401,518
106,068 Hensoldt AG (Capital Goods) 3,924,643
25,825 Jenoptik AG (Technology
Hardware & Equipment) 736,316
90,395 Kloeckner & Co. SE (Capital
Goods) 498,708
126,716 Softwareone Holding AG
(Technology Hardware &
Equipment)* 2,529,945
7,777 Stroeer SE & Co. KGaA (Media
& Entertainment) 525,807
192,284 SUSS MicroTec SE
(Semiconductors &
Semiconductor Equipment) 13,057,316
327,117 TAG Immobilien AG (Real
Estate Management &
Development)* 4,928,259
2,185,653 TeamViewer SE (Software &
Services)*
(b)
29,477,777
46,770 United Internet AG
(Telecommunication Services) 1,037,323
96,167,298
Guernsey – 0.0%
373,757 Balanced Commercial Property
Trust Ltd. REIT (Equity Real
Estate Investment Trusts
(REITs)) 416,099
Hong Kong – 1.2%
5,376,000 Kerry Properties Ltd. (Real
Estate Management &
Development) 9,158,728
504,000 Luk Fook Holdings
International Ltd. (Consumer
Discretionary Distribution &
Retail) 991,263
26,121,000 Pacific Basin Shipping Ltd.
(Transportation) 7,843,020
136,500 Stella International Holdings
Ltd. (Consumer Durables &
Apparel) 227,475
12,146,000 United Laboratories
International Holdings Ltd.
(The) (Pharmaceuticals,
Biotechnology & Life Sciences) 13,952,994
340,100 VTech Holdings Ltd.
(Technology Hardware &
Equipment) 2,237,542

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
7,830,500 Yue Yuen Industrial Holdings
Ltd. (Consumer Durables &
Apparel) $ 12,782,709
47,193,731
Ireland – 0.0%
414,001 Greencore Group PLC (Food,
Beverage & Tobacco)* 959,059
Israel – 3.0%
88,576 Airport City Ltd. (Real Estate
Management & Development)* 1,224,036
341,428 Alony Hetz Properties &
Investments Ltd. (Real Estate
Management & Development) 2,278,979
310,779 Amot Investments Ltd.
(Real Estate Management &
Development) 1,259,655
8,369,425 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Telecommunication Services) 9,486,884
14,177 Big Shopping Centers Ltd.
(Real Estate Management &
Development)* 1,384,582
51,654 Camtek Ltd. (Semiconductors &
Semiconductor Equipment) 5,185,158
96,400 Clal Insurance Enterprises
Holdings Ltd. (Insurance)* 1,468,561
4,940 Delek Group Ltd. (Energy) 511,282
11,296 Elco Ltd. (Capital Goods) 322,064
86,812 Energean PLC (Energy) 1,114,897
10,970 Enlight Renewable Energy Ltd.
(Utilities)* 168,076
22,614 Fattal Holdings 1998 Ltd.
(Consumer Services)* 2,392,353
132,231 First International Bank Of
Israel Ltd. (The) (Banks) 5,331,398
20,415 Fox Wizel Ltd. (Consumer
Discretionary Distribution &
Retail) 1,339,337
211,479 G City Ltd. (Real Estate
Management & Development)* 585,701
762,384 Harel Insurance Investments
& Financial Services Ltd.
(Insurance) 6,848,107
52,712 Israel Canada T.R Ltd.
(Real Estate Management &
Development) 186,132
10,822 Israel Corp. Ltd. (Materials) 2,271,957
23,279 Melisron Ltd. (Real Estate
Management & Development) 1,631,754
2,501,692 Mivne Real Estate KD Ltd.
(Real Estate Management &
Development) 5,769,900
92,772 Nova Ltd. (Semiconductors &
Semiconductor Equipment)* 18,640,852
46,968 Perion Network Ltd. (Media &
Entertainment)* 383,400
898,112 Phoenix Holdings Ltd. (The)
(Insurance) 8,678,134
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
1,194,363 Plus500 Ltd. (Financial
Services) $ 36,020,829
58,014 Shapir Engineering and Industry
Ltd. (Capital Goods)* 322,561
661,801 Shufersal Ltd. (Consumer
Staples Distribution & Retail) 4,481,819
19,049 Strauss Group Ltd. (Food,
Beverage & Tobacco) 277,654
66,988 Tower Semiconductor
Ltd. (Semiconductors &
Semiconductor Equipment)* 2,699,285
122,265,347
Italy – 3.5%
1,782,779 A2A SpA (Utilities) 3,776,055
631,644 Anima Holding SpA (Financial
Services)
(b)
3,321,515
653,308 Azimut Holding SpA (Financial
Services) 16,369,186
640,275 Banca Generali SpA (Financial
Services) 27,862,556
2,951,028 Banca Popolare di Sondrio SpA
(Banks) 22,490,197
368,917 BFF Bank SpA (Financial
Services)
(b)
4,170,112
68,333 BPER Banca SpA (Banks) 399,819
430,237 d'Amico International Shipping
SA (Energy) 3,254,772
266,312 De' Longhi SpA (Consumer
Durables & Apparel) 8,394,239
977,598 Pirelli & C SpA (Automobiles
& Components)
(b)
6,120,047
28,992 Reply SpA (Software &
Services) 4,115,294
4,076,995 Unipol Gruppo SpA (Insurance) 43,927,029
144,200,821
Japan – 36.8%
10,941 Activia Properties, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 25,882,986
46,000 ADEKA Corp. (Materials) 976,573
103,800 Aica Kogyo Co. Ltd. (Materials) 2,402,293
1,175,800 Air Water, Inc. (Materials) 17,273,755
781,800 Alfresa Holdings Corp. (Health
Care Equipment & Services) 12,213,580
1,636,600 Alps Alpine Co. Ltd.
(Technology Hardware &
Equipment) 17,345,411
581,000 Amada Co. Ltd. (Capital
Goods) 6,823,226
27,300 Aozora Bank Ltd. (Banks)
(a)
453,850
63,600 Artience Co. Ltd. (Materials) 1,344,893
171,400 Casio Computer Co. Ltd.
(Consumer Durables & Apparel) 1,379,531
244,800 Central Glass Co. Ltd. (Capital
Goods) 6,138,203
417,600 Chiyoda Corp. (Capital Goods)* 855,467

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,698,900 Citizen Watch Co. Ltd.
(Technology Hardware &
Equipment) $ 11,455,617
145,000 Daicel Corp. (Materials) 1,409,516
8,700 Dai-Dan Co. Ltd. (Capital
Goods) 178,311
10,338 Daiwa House REIT Investment
Corp. REIT (Equity Real Estate
Investment Trusts (REITs)) 16,637,109
135 Daiwa Office Investment Corp.
REIT (Equity Real Estate
Investment Trusts (REITs)) 264,461
1,518 Daiwa Securities Living
Investments Corp. REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,032,570
23,900 Daiwabo Holdings Co. Ltd.
(Technology Hardware &
Equipment) 450,364
618,000 DCM Holdings Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 5,965,284
600,300 DIC Corp. (Materials) 12,348,988
196,600 Doutor Nichires Holdings Co.
Ltd. (Consumer Services) 3,051,119
158,500 Dowa Holdings Co. Ltd.
(Materials) 5,816,977
183,400 EDION Corp. (Consumer
Discretionary Distribution &
Retail) 2,136,838
629,800 Exedy Corp. (Automobiles &
Components) 13,372,317
461,900 Ferrotec Holdings Corp.
(Semiconductors &
Semiconductor Equipment) 7,659,189
74,900 Financial Partners Group Co.
Ltd. (Financial Services) 1,300,848
2,015,600 Food & Life Cos. Ltd.
(Consumer Services) 35,321,538
3,574 Frontier Real Estate Investment
Corp. REIT (Equity Real Estate
Investment Trusts (REITs)) 10,360,705
53,100 Fuji Corp. (Capital Goods) 887,984
141,200 Fuji Oil Holdings, Inc. (Food,
Beverage & Tobacco) 2,948,186
146,500 Fuji Soft, Inc. (Software &
Services) 7,018,857
960,800 Fujitsu General Ltd. (Consumer
Durables & Apparel) 12,605,726
211,100 Furukawa Electric Co. Ltd.
(Capital Goods) 5,775,015
444,400 Glory Ltd. (Capital Goods) 8,078,830
285,800 GNI Group Ltd.
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 4,374,594
856,800 GS Yuasa Corp. (Capital Goods) 15,245,273
11,800 G-Tekt Corp. (Automobiles &
Components) 143,117
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
663,400 H.U. Group Holdings, Inc.
(Health Care Equipment &
Services) $ 11,674,852
2,331,100 H2O Retailing Corp. (Consumer
Staples Distribution & Retail) 40,548,644
190,300 Hachijuni Bank Ltd. (The)
(Banks) 1,356,382
163,800 Haseko Corp. (Consumer
Durables & Apparel) 2,044,136
1,533,400 Hazama Ando Corp. (Capital
Goods) 12,391,564
20,400 Heiwa Corp. (Consumer
Services) 292,668
110,500 Heiwado Co. Ltd. (Consumer
Staples Distribution & Retail) 1,809,259
74,100 Hirata Corp. (Capital Goods) 3,067,186
32,200 Hirogin Holdings, Inc. (Banks) 261,373
1,848,000 HIS Co. Ltd. (Consumer
Services)*
(a)
21,317,014
232,300 Hokuhoku Financial Group, Inc.
(Banks) 3,248,614
441,500 Hokuriku Electric Power Co.
(Utilities) 2,829,784
1,997,500 Iino Kaiun Kaisha Ltd.
(Transportation) 16,880,333
118,300 Inabata & Co. Ltd. (Capital
Goods) 2,649,356
94,600 INFRONEER Holdings, Inc.
(Capital Goods) 820,330
111,000 Iriso Electronics Co. Ltd.
(Technology Hardware &
Equipment) 2,231,008
21,000 Isetan Mitsukoshi Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 417,802
54,100 Itoki Corp. (Commercial &
Professional Services) 547,169
594,500 J Front Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 7,201,349
97,800 Jaccs Co. Ltd. (Financial
Services) 3,175,193
204,400 JAFCO Group Co. Ltd.
(Financial Services) 2,587,202
1,068,500 Japan Aviation Electronics
Industry Ltd. (Technology
Hardware & Equipment) 17,906,353
6,069 Japan Excellent, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 4,827,805
13,100 Japan Material Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 173,803
11,624 Japan Metropolitan Fund Invest
REIT (Equity Real Estate
Investment Trusts (REITs)) 7,258,005
160,200 Jeol Ltd. (Technology Hardware
& Equipment) 6,450,027

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
2,102,900 JGC Holdings Corp. (Capital
Goods) $ 17,859,310
1,095,600 JTEKT Corp. (Automobiles &
Components) 7,875,383
43,900 JVCKenwood Corp. (Consumer
Durables & Apparel) 268,967
329,600 Kaga Electronics Co. Ltd.
(Technology Hardware &
Equipment) 11,958,382
496,300 Kamigumi Co. Ltd.
(Transportation) 11,318,537
669,800 Kanematsu Corp. (Capital
Goods) 11,344,480
160,700 Kawasaki Heavy Industries Ltd.
(Capital Goods) 5,896,345
19,812 KDX Realty Investment Corp.
REIT (Equity Real Estate
Investment Trusts (REITs)) 20,425,694
217,500 Kewpie Corp. (Food, Beverage
& Tobacco) 5,586,863
31,500 Kinden Corp. (Capital Goods) 664,589
607,900 Kobe Steel Ltd. (Materials) 7,588,013
206,500 Kohnan Shoji Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 5,568,168
966,800 Kokuyo Co. Ltd. (Commercial
& Professional Services) 16,222,826
8,423,500 Konica Minolta, Inc.
(Technology Hardware &
Equipment) 24,696,480
80,400 Kosaido Holdings Co. Ltd.
(Commercial & Professional
Services) 288,781
31,000 Krosaki Harima Corp.
(Materials) 545,850
42,200 Kumagai Gumi Co. Ltd.
(Capital Goods) 1,011,426
233,100 Kyoritsu Maintenance Co. Ltd.
(Consumer Services) 4,525,405
19,800 Kyoto Financial Group, Inc.
(Banks) 369,813
70,500 Life Corp. (Consumer Staples
Distribution & Retail) 1,716,735
465,900 Lintec Corp. (Materials) 10,475,327
470,700 Mabuchi Motor Co. Ltd.
(Capital Goods) 7,235,770
219,100 Maruha Nichiro Corp. (Food,
Beverage & Tobacco) 4,899,577
351,000 Maxell Ltd. (Technology
Hardware & Equipment) 4,027,654
38,100 Megmilk Snow Brand Co. Ltd.
(Food, Beverage & Tobacco) 724,679
99,300 Meidensha Corp. (Capital
Goods) 2,267,511
536,400 Menicon Co. Ltd. (Health Care
Equipment & Services) 5,016,360
53,400 Mitsubishi Gas Chemical Co.,
Inc. (Materials) 1,009,529
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
66,200 Mitsubishi Logisnext Co. Ltd.
(Capital Goods) $ 581,292
386,500 Mitsubishi Logistics Corp.
(Transportation) 13,519,312
1,176,300 Mitsubishi Materials Corp.
(Materials) 22,039,625
63,700 Mitsubishi Research Institute,
Inc. (Software & Services) 2,008,266
119,900 Mitsubishi Shokuhin Co. Ltd.
(Consumer Staples Distribution
& Retail) 4,230,689
48,600 Mitsui Mining & Smelting Co.
Ltd. (Materials) 1,620,252
2,089,200 Mizuho Leasing Co. Ltd.
(Financial Services) 15,764,693
1,584,600 Modec, Inc. (Energy) 29,559,124
276,200 Monex Group, Inc. (Financial
Services) 1,342,749
44,100 Money Forward, Inc. (Software
& Services)* 1,473,643
4,183 Mori Trust Reit, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,943,973
550,800 Morinaga & Co. Ltd. (Food,
Beverage & Tobacco) 10,571,038
86,200 Nagase & Co. Ltd. (Capital
Goods) 1,893,712
916,300 Namura Shipbuilding Co. Ltd.
(Capital Goods)
(a)
11,883,172
998,100 NEC Networks & System
Integration Corp. (Software &
Services) 18,382,532
2,646,800 NGK Insulators Ltd. (Capital
Goods) 35,771,548
523,000 Nikkon Holdings Co. Ltd.
(Transportation) 13,191,099
541,800 Nippn Corp. (Food, Beverage &
Tobacco) 8,516,969
511,100 Nippon Electric Glass Co.
Ltd. (Technology Hardware &
Equipment) 12,195,818
322,700 Nippon Light Metal Holdings
Co. Ltd. (Materials) 3,792,710
622,400 Nipro Corp. (Health Care
Equipment & Services) 5,435,013
217,300 Nisshin Oillio Group Ltd. (The)
(Food, Beverage & Tobacco) 7,498,725
224,600 Nisshin Seifun Group, Inc.
(Food, Beverage & Tobacco) 2,779,297
1,250,300 Nisshinbo Holdings, Inc.
(Capital Goods) 9,162,145
25,700 Noritsu Koki Co. Ltd. (Capital
Goods) 695,019
462,200 North Pacific Bank Ltd.
(Banks) 1,567,253
681,300 NS Solutions Corp. (Software &
Services) 15,623,944
804,800 NS United Kaiun Kaisha Ltd.
(Transportation) 26,012,999

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
772,800 Okamura Corp. (Commercial &
Professional Services) $ 11,369,710
2,250,000 Okasan Securities Group, Inc.
(Financial Services) 10,893,981
1,872,000 Oki Electric Industry Co. Ltd.
(Technology Hardware &
Equipment) 12,704,233
686,600 Optorun Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 8,966,719
126,700 Orient Corp. (Financial
Services) 888,448
903,400 OSG Corp. (Capital Goods) 12,463,762
275,800 Raysum Co. Ltd. (Real Estate
Management & Development) 6,227,514
316,500 Resorttrust, Inc. (Consumer
Services) 5,342,456
16,300 Rinnai Corp. (Consumer
Durables & Apparel) 400,785
1,156,300 Round One Corp. (Consumer
Services) 6,884,656
6,400 Ryobi Ltd. (Capital Goods) 87,761
96,200 Ryoyo Ryosan Holdings, Inc.
(Technology Hardware &
Equipment) 1,843,522
74,000 SAMTY HOLDINGS Co. Ltd.
(Real Estate Management &
Development) 1,352,249
1,786,500 Santen Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 21,440,133
411,000 Sawai Group Holdings
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 18,042,723
126,900 Senshu Ikeda Holdings, Inc.
(Banks) 325,611
191,700 Shibaura Mechatronics
Corp. (Semiconductors &
Semiconductor Equipment) 10,100,521
1,096,200 Shikoku Electric Power Co.,
Inc. (Utilities) 9,560,430
184,000 Shimamura Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 9,018,018
146,100 Shimizu Corp. (Capital Goods) 918,231
165,100 Shinko Electric Industries
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 6,279,501
215,600 Ship Healthcare Holdings, Inc.
(Health Care Equipment &
Services) 3,291,053
67,400 Simplex Holdings, Inc.
(Software & Services) 971,717
60,500 Sinfonia Technology Co. Ltd.
(Capital Goods) 1,286,178
5,070,400 SKY Perfect JSAT Holdings,
Inc. (Media & Entertainment) 29,832,529
213,600 Skylark Holdings Co. Ltd.
(Consumer Services)* 2,927,009
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,749,300 Sojitz Corp. (Capital Goods) $ 41,376,326
1,177,900 Sumitomo Heavy Industries
Ltd. (Capital Goods) 31,632,846
743,300 Sumitomo Mitsui Construction
Co. Ltd. (Capital Goods) 1,966,971
480,700 Sumitomo Osaka Cement Co.
Ltd. (Materials) 13,535,229
586,800 Sumitomo Rubber Industries
Ltd. (Automobiles &
Components) 6,114,188
50,300 Sun Frontier Fudousan Co. Ltd.
(Real Estate Management &
Development) 684,391
465,800 Suzuken Co. Ltd. (Health Care
Equipment & Services) 16,975,537
24,900 SWCC Corp. (Capital Goods) 738,900
101,600 Taiheiyo Cement Corp.
(Materials) 2,775,006
221,200 Taikisha Ltd. (Capital Goods) 7,625,040
2,116,700 Takashimaya Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 39,197,129
218,200 Takeuchi Manufacturing Co.
Ltd. (Capital Goods) 6,979,662
156,800 Toa Corp. (Capital Goods) 1,057,112
26,800 Tobu Railway Co. Ltd.
(Transportation) 470,768
421,400 Toda Corp. (Capital Goods) 3,045,558
19,500 Toho Holdings Co. Ltd. (Health
Care Equipment & Services) 567,030
851,900 Tohoku Electric Power Co., Inc.
(Utilities) 7,243,426
198,500 Tokai Rika Co. Ltd.
(Automobiles & Components) 2,693,735
2,553,400 Tokai Tokyo Financial Holdings,
Inc. (Financial Services) 9,978,864
181,600 Tokuyama Corp. (Materials) 3,559,987
1,319,400 Tokyo Century Corp. (Financial
Services) 14,054,488
38,100 Tokyo Kiraboshi Financial
Group, Inc. (Banks) 1,148,278
837,100 Tokyo Steel Manufacturing Co.
Ltd. (Materials) 10,649,669
5,715,800 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 41,269,729
3,463 Tokyu REIT, Inc. REIT (Equity
Real Estate Investment Trusts
(REITs)) 3,501,608
287,500 Towa Corp. (Semiconductors &
Semiconductor Equipment) 16,560,361
212,900 Towa Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 4,355,919
1,398,600 Toyo Seikan Group Holdings
Ltd. (Materials) 24,014,394
9,500 Toyo Suisan Kaisha Ltd. (Food,
Beverage & Tobacco) 637,887

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,596,900 Toyo Tire Corp. (Automobiles
& Components) $ 26,054,785
939,400 Toyoda Gosei Co. Ltd.
(Automobiles & Components) 17,152,214
972,900 Toyota Boshoku Corp.
(Automobiles & Components) 13,110,484
23,400 Tsubakimoto Chain Co. (Capital
Goods) 1,011,940
208,100 Tsumura & Co.
(Pharmaceuticals,
Biotechnology & Life Sciences) 5,517,424
158,600 UACJ Corp. (Materials) 4,515,720
71,800 UBE Corp. (Materials) 1,282,887
9,300 Ulvac, Inc. (Semiconductors &
Semiconductor Equipment) 569,876
24,200 Universal Entertainment
Corp. (Consumer Durables &
Apparel)* 246,855
1,388,600 USS Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 12,524,490
957,000 Yamada Holdings Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 2,903,578
467,400 Zeon Corp. (Materials) 4,128,111
1,520,189,229
Netherlands – 1.7%
569,323 Aalberts NV (Capital Goods) 21,769,580
58,328 Arcadis NV (Commercial &
Professional Services) 4,165,855
3,768,480 Koninklijke BAM Groep NV
(Capital Goods) 15,618,008
200,058 Koninklijke Vopak NV (Energy) 8,937,217
51,339 Pluxee NV (Commercial &
Professional Services)* 1,203,380
133,374 TKH Group NV (Capital
Goods)
(a)
5,844,683
303,151 Van Lanschot Kempen NV
(Financial Services) 13,120,175
70,658,898
New Zealand – 0.0%
190,035 Contact Energy Ltd. (Utilities) 961,344
Nigeria – 0.0%
724,295 Airtel Africa PLC
(Telecommunication Services)
(b)
1,061,914
Norway – 3.0%
4,090,874 Aker Solutions ASA (Energy) 19,518,175
161,938 Avance Gas Holding Ltd.
(Energy)
(b)
2,490,532
1,851,469 Europris ASA (Consumer
Discretionary Distribution &
Retail)
(b)
11,047,081
3,072,037 Hoegh Autoliners ASA
(Transportation) 33,579,244
13,510,128 MPC Container Ships ASA
(Transportation) 28,344,612
Shares Description Value
a
Common Stocks – (continued)
Norway – (continued)
167,730 Schibsted ASA, Class B (Media
& Entertainment) $ 4,559,668
201,908 Stolt-Nielsen Ltd.
(Transportation) 7,920,428
85,810 Storebrand ASA (Insurance) 861,272
220,145 TGS ASA (Energy) 2,691,965
1,444,970 Wallenius Wilhelmsen ASA
(Transportation) 13,435,701
124,448,678
Portugal – 0.2%
7,756,379 Sonae SGPS SA (Consumer
Staples Distribution & Retail) 7,911,637
Singapore – 1.1%
455,523 BW LPG Ltd. (Energy)
(b)
7,402,364
4,693,326 Hafnia Ltd. (Energy) 37,187,315
21,909 Kenon Holdings Ltd. (Utilities) 556,040
928,600 Mapletree Pan Asia Commercial
Trust REIT (Equity Real Estate
Investment Trusts (REITs)) 893,129
178,600 UOL Group Ltd. (Real Estate
Management & Development) 721,601
46,760,449
Spain – 2.5%
4,789,391 Bankinter SA (Banks) 40,908,385
56,581 Fluidra SA (Capital Goods) 1,260,554
50,643 Indra Sistemas SA (Software &
Services) 1,015,590
4,119,275 Inmobiliaria Colonial Socimi
SA REIT (Equity Real Estate
Investment Trusts (REITs)) 23,962,938
76,685 Laboratorios Farmaceuticos
Rovi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 7,378,195
665,703 Merlin Properties Socimi SA
REIT (Equity Real Estate
Investment Trusts (REITs)) 7,602,253
16,074,772 Unicaja Banco SA (Banks)
(b)
21,636,944
103,764,859
Sweden – 6.0%
1,170,034 AAK AB (Food, Beverage &
Tobacco) 33,670,145
1,761,623 Arjo AB, Class B (Health Care
Equipment & Services) 6,827,434
168,794 Avanza Bank Holding AB
(Financial Services) 3,791,760
500,388 Axfood AB (Consumer Staples
Distribution & Retail) 12,410,176
1,893,464 Betsson AB, Class B (Consumer
Services)* 22,537,699
782,622 Bravida Holding AB
(Commercial & Professional
Services)
(b)
6,334,677
6,885 Camurus AB (Pharmaceuticals,
Biotechnology & Life
Sciences)* 435,722
10,873 Catena AB (Real Estate
Management & Development) 553,525

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
759,750 Dometic Group AB
(Automobiles & Components)
(b)
$ 5,212,664
454,629 Electrolux AB, Class B
(Consumer Durables &
Apparel)* 4,049,569
3,034,416 Elekta AB, Class B (Health
Care Equipment & Services) 19,050,399
2,825,475 Fortnox AB (Software &
Services) 17,468,639
65,755 Granges AB (Materials) 802,730
232,344 Hemnet Group AB (Media &
Entertainment) 8,587,173
2,181,098 Hexatronic Group AB (Capital
Goods)*
(a)
12,893,034
1,450,848 Hexpol AB (Materials) 16,226,222
490,243 Inwido AB (Capital Goods) 8,090,875
59,904 Lindab International AB
(Capital Goods) 1,482,071
13,439 Loomis AB (Commercial &
Professional Services) 428,237
63,924 MEKO AB (Consumer
Discretionary Distribution &
Retail) 670,924
96,200 Munters Group AB (Capital
Goods)
(b)
2,082,729
490,877 Mycronic AB (Technology
Hardware & Equipment) 17,213,178
43,919 NCC AB, Class B (Capital
Goods) 678,098
764,866 SSAB AB, Class A (Materials) 3,946,094
7,294,205 SSAB AB, Class B (Materials) 36,972,211
365,621 Wihlborgs Fastigheter AB
(Real Estate Management &
Development) 3,703,388
246,119,373
Switzerland – 3.9%
319,712 Accelleron Industries AG
(Capital Goods) 15,820,842
3,939 Allreal Holding AG (Real Estate
Management & Development) 702,231
4,055 ALSO Holding AG (Technology
Hardware & Equipment) 1,229,440
5,380,114 Aryzta AG (Food, Beverage &
Tobacco)* 10,299,772
55,319 Belimo Holding AG (Capital
Goods) 33,535,492
19,244 Burckhardt Compression
Holding AG (Capital Goods) 13,408,281
97,614 Cembra Money Bank AG
(Financial Services) 8,523,854
3,159 Comet Holding AG (Technology
Hardware & Equipment) 1,265,751
18,362 Galenica AG (Health Care
Equipment & Services)
(b)
1,597,095
37,050 Huber + Suhner AG (Capital
Goods) 3,244,267
10,774 Inficon Holding AG
(Technology Hardware &
Equipment) 16,064,801
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
894 Komax Holding AG (Capital
Goods) $ 135,873
176,643 PSP Swiss Property AG
(Real Estate Management &
Development) 23,604,988
129,453 Stadler Rail AG (Capital Goods) 3,961,949
110,305 Sulzer AG (Capital Goods) 16,398,806
2,293 Swissquote Group Holding SA
(Financial Services) 731,347
19,378 Ypsomed Holding AG (Health
Care Equipment & Services) 8,905,377
31,637 Zehnder Group AG (Capital
Goods) 1,992,633
161,422,799
United Kingdom – 11.0%
26,571 4imprint Group PLC (Media &
Entertainment) 2,074,788
6,552,675 Assura PLC REIT (Equity
Real Estate Investment Trusts
(REITs)) 3,438,763
5,015,372 B&M European Value Retail
SA (Consumer Discretionary
Distribution & Retail) 30,202,491
3,494,701 Babcock International Group
PLC (Capital Goods) 23,905,101
835,361 Balfour Beatty PLC (Capital
Goods) 4,523,264
3,347,892 Beazley PLC (Insurance) 29,426,346
1,016,134 Bellway PLC (Consumer
Durables & Apparel) 37,310,348
59,414 Big Yellow Group PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 923,972
30,274 Bodycote PLC (Capital Goods) 270,791
2,432,878 Breedon Group PLC (Materials) 13,533,512
5,341,549 British Land Co. PLC (The)
REIT (Equity Real Estate
Investment Trusts (REITs)) 28,311,848
1,167,522 Bytes Technology Group PLC
(Software & Services) 7,606,618
850,690 Chemring Group PLC (Capital
Goods) 4,527,527
100,609 Clarkson PLC (Transportation) 5,865,479
37,159 Derwent London PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,097,750
273,044 Drax Group PLC (Utilities) 2,283,911
103,191 Dunelm Group PLC (Consumer
Discretionary Distribution &
Retail) 1,636,714
192,274 Frasers Group PLC (Consumer
Discretionary Distribution &
Retail)* 2,219,191
21,129 Future PLC (Media &
Entertainment) 304,097
22,645 Games Workshop Group PLC
(Consumer Durables & Apparel) 2,998,464
796,922 Grainger PLC (Real Estate
Management & Development) 2,475,311

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
192,324 Greggs PLC (Consumer
Services) $ 7,745,199
1,723,955 IG Group Holdings PLC
(Financial Services) 20,819,716
110,892 Indivior PLC (Pharmaceuticals,
Biotechnology & Life
Sciences)* 1,523,233
504,724 Investec PLC (Financial
Services) 3,996,424
31,000 Keller Group PLC (Capital
Goods) 593,796
878,496 Lancashire Holdings Ltd.
(Insurance) 7,160,089
682,760 LondonMetric Property PLC
REIT (Equity Real Estate
Investment Trusts (REITs)) 1,765,262
8,874,061 Man Group PLC (Financial
Services) 27,938,097
997,117 Marks & Spencer Group PLC
(Consumer Staples Distribution
& Retail) 4,211,381
4,651,964 Mitie Group PLC (Commercial
& Professional Services) 7,248,169
158,088 OSB Group PLC (Financial
Services) 1,045,989
1,215,024 Paragon Banking Group PLC
(Financial Services) 12,555,215
1,174,298 Playtech PLC (Consumer
Services)* 8,529,354
1,215,131 Primary Health Properties
PLC REIT (Equity Real Estate
Investment Trusts (REITs)) 1,447,429
5,715,263 QinetiQ Group PLC (Capital
Goods) 35,505,331
1,769,746 Redrow PLC (Consumer
Durables & Apparel) 16,978,101
4,814 Renishaw PLC (Technology
Hardware & Equipment) 234,363
593,330 Rotork PLC (Capital Goods) 2,761,404
4,432,069 Serco Group PLC (Commercial
& Professional Services) 10,890,690
4,048,018 Serica Energy PLC (Energy) 6,875,334
1,112,944 Shaftesbury Capital PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 2,179,027
414,203 Spectris PLC (Technology
Hardware & Equipment) 16,248,057
403,521 Supermarket Income Reit
PLC REIT (Equity Real Estate
Investment Trusts (REITs)) 388,648
679,738 Tate & Lyle PLC (Food,
Beverage & Tobacco) 5,745,485
1,193,935 TP ICAP Group PLC (Financial
Services) 3,399,725
950,826 Travis Perkins PLC (Capital
Goods) 11,683,697
5,183,417 Tritax Big Box REIT PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 11,017,749
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
403,529 UNITE Group PLC (The) REIT
(Equity Real Estate Investment
Trusts (REITs)) $ 4,946,153
37,330 Vesuvius PLC (Capital Goods) 231,593
678,822 Vistry Group PLC (Consumer
Durables & Apparel)* 12,090,747
43,531 Weir Group PLC (The) (Capital
Goods) 1,136,369
331,960 Zigup PLC (Transportation) 1,812,083
455,640,195
United States – 1.3%
47,175 Burford Capital Ltd. (Financial
Services) 665,285
521,572 Carnival PLC ADR (Consumer
Services)* 7,995,699
2,886,808 Reliance Worldwide Corp. Ltd.
(Capital Goods) 9,730,920
1,436,809 Signify NV (Capital Goods)
(b)
35,567,342
53,959,246
TOTAL COMMON STOCKS
(Cost $3,521,470,067)
3,988,994,530
Shares Description Rate Value
a
Preferred Stock – 0.4%
Germany – 0.4%
369,628 FUCHS SE
(Materials)
(Cost $14,906,492)
2.76% 16,060,771
Shares Dividend Rate Value
aa a
Investment Company – 0.3%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
11,085,135 5.220% 11,085,135
(Cost $11,085,135)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $3,547,461,694)
4,016,140,436
a
Securities Lending Reinvestment Vehicle – 0.6%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund – Institutional Shares
23,404,138 5.220% 23,404,138
(Cost $23,404,138)
TOTAL INVESTMENTS – 97.9%
(Cost $3,570,865,832)
$ 4,039,544,574
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.1%
88,506,841
NET ASSETS – 100.0%
$ 4,128,051,415
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Industrials 26.0%
Financials 14.6
Consumer Discretionary 13.8
Information Technology 10.3
Materials 10.0
Real Estate 9.0
Consumer Staples 4.8
Health Care 4.6
Energy 3.5
Communication Services 1.8
Utilities 0.7
Investment Company 0.3
Securities Lending Reinvestment Vehicle 0.6
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At July 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 580 09/20/24 $ 30,745,005 $ (94,985)
FTSE 100 Index 134 09/20/24 14,396,951 292,545
Hang Seng Index 14 08/29/24 1,554,401 23,111
MSCI Singapore Index 65 08/29/24 1,529,569 17,390
SPI 200 Index 57 09/19/24 7,511,877 330,585
TOPIX Index 140 09/12/24 26,139,314 134,894
Total Futures Contracts
$ 703,540

Goldman Sachs International Equity Insights Funds
Schedule of Investments
July 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31,
2024:
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Emerging Markets Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 14,573,419 $ 34,963,508 $ —
Asia 176,081,731 1,612,363,752 —
Europe 5,990,702 45,036,312 —
North America 43,657,264 — —
South America 116,741,925 — —
Total
$ 357,045,041 $ 1,692,363,572 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Forward Foreign Currency Exchange Contracts
(b)
$ — $ 223 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (382,280) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
International Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,633,649 $ 491,951,227 $ —
Europe 24,887,532 933,456,778 —
North America 17,361,220 167,263,906 —
Oceania 2,804,030 122,492,646 —
Investment Company 5,700,668 — —
Total
$ 52,387,099 $ 1,715,164,557 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 272,631 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (42,579) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
International Small Cap Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ — $ 1,061,914 $ —
Asia 62,400,992 1,744,799,568 —
Europe 135,249,214 1,715,486,285 —
North America 8,660,984 45,298,262 —
Oceania 961,344 291,136,738 —
Investment Company 11,085,135 — —
Securities Lending Reinvestment Vehicle 23,404,138 — —
Total
$ 241,761,807 $ 3,797,782,767 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
Derivative Type
Assets
Futures Contracts
(b)
$ 798,525 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (94,985) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Investment Style Risk — Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) end to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Emerging Markets Equity Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)